Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2020
Employee Benefit and Share-based Payment Arrangement, Noncash Expense [Abstract]
Pension liability
Personnel Costs	As at December 31,	As at December 31,	As at December 31,
USD'000	2020	2019	2018
Wages and Salaries	12,145	11,161	9,738
Social security contributions	3,230	2,813	2,974
Net service costs	646	281	372
Other components of defined benefit plans, net	248	132	140
Total	16,268	14,387	13,224

Personnel cost assumptions
	As at December 31,
Assumptions	2020	2020	2020	2019	2019	2019	2018	2018	2018
	France	Switzerland	India	France	Switzerland	India	France	Switzerland	India
Discount rate	0.30%	0.15%	n/a	0.70%	0.25%	7.30%	1.50%	0.80% - 0.90%	7.72%
Expected rate of return on plan assets	n/a	1.50%	n/a	n/a	1.50%	n/a	n/a	1.50% - 2%	n/a
Salary increases	3%	1.50%	n/a	3%	1.50%	9%	3%	0.5% - 1.50%	9%

Reconciliation to Balance Sheet
Reconciliation to Balance Sheet start of year
USD'000
Fiscal year	2020	2019

Fair value of plan assets	(10,686)	(8,275)
Projected benefit obligation	17,566	12,740
Surplus/deficit	6,880	4,465

Opening balance sheet asset/provision (funded status)	6,880	4,465

Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	17,566	12,740
Net Service cost	436	412
Interest expense	50	107
Plan participant contributions	141	216
Net benefits paid to participants	(8)	1,377
Prior service costs	(698)	0
Actuarial losses/(gains)	(74)	2,487
Reclassifications	(2)	0
Currency translation adjustment	1,689	227
Projected benefit obligation at end of year	19,100	17,566

Reconciliation of plan assets during year
Fair value of plan assets at start of year	(10,686)	(8,275)
Employer contributions paid over the year	(244)	(347)
Plan participant contributions	(141)	(216)
Net benefits paid to participants	(22)	(1,401)
Interest income	(167)	(123)
Return in plan assets, excl. amounts included in net interest	(28)	(136)
Currency translation adjustment	(1,044)	(188)
Fair value of plan assets at end of year	(12,332)	(10,686)

Reconcilation to balance sheet end of year
Fair value of plan assets	(12,332)	(10,686)
Defined benefit obligation - funded plans	19,100	17,566
Surplus/deficit	6,768	6,880

Closing balance sheet asset/provision (funded status)	6,768	6,880

Amounts recognized in accumulated OCI
Estimated amount to be amortized from accumulated OCI into NPBC over next fiscal year
Net loss (gain)	286	283
Unrecognized transition (asset)/obligation	0	0
Prior service cost/(credit)	61	61

Amounts recognized in accumulated OCI
Net loss (gain)	4,237	4,258
Unrecognized transition (asset)/obligation	0	0
Prior service cost/(credit)	(440)	300
Deficit	3,797	4,558

Movement in funded status
Movement in Funded Status
USD'000
Fiscal year	2020	2019	2018

Opening balance sheet liability (funded status)	6,880	4,465	4,585

Net Service cost	436	412	372
Interest cost/(credit)	50	107	86
Expected return on Assets	(167)	(123)	(116)
Amortization on Net (gain)/loss	284	88	108
Amortization on Prior service cost/(credit)	61	62	62
Currency translation adjustment	20	(2)	1
Total Net Periodic Benefit Cost/(credit)	684	544	512

Actuarial (gain)/loss on liabilities due to experience	(72)	1,056	272
Actuarial gain/loss on liab. from changes to fin. assump	0	1,431	(309)
Actuarial (gain)/loss on liab. from changes to demo. assump	0	0	1
Return in plan assets, excl. amounts included in net interest	(29)	(136)	(56)
Prior service cost/(credit)	(698)	0	0
Amortization on Net (gain)/loss	(284)	(88)	(108)
Amortization on Prior service cost/(credit)	(61)	(62)	(62)
Currency translation adjustment	(45)	(2)	(0)
Total gain/loss recognized via OCI	(1,189)	2,200	(262)

Employer contributions paid in the year	(274)	(371)	(293)
Total cashflow	(274)	(371)	(293)

Currency translation adjustment	669	43	(77)
Reclassification	(2)	0	0
Closing balance sheet liability (funded status)	6,768	6,880	4,465

Reconciliation of Net Gain / Loss
Amount at beginning of year	4,258	1,964	2,187
Amortization during the year	(284)	(86)	(109)
Asset (gain) / loss	(29)	(136)	(56)
Liability (gain) / loss	(72)	2,487	(37)
Reclassifications	(2)	0	0
Currency translation adjustment	366	29	(21)
Amount at year-end	4,237	4,258	1,964

Reconciliation of prior service cost/(credit)
Amount at beginning of year	300	357	423
Amortization during the year	(61)	(62)	(62)
Prior service costs for the current period	(698)	0	0
Currency translation adjustment	19	5	(4)
Amount at year-end	(440)	300	357

Expected future contributions payable
Period USD'000	France	Switzerland
2021	-	1,843
2022	126	398
2023	36	424
2024	8	2,037
2025	25	541
2026-2030	359	3,082